UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22969

Palmer Square Opportunistic Income Fund
(Exact name of registrant as specified in charter)

2000 Shawnee Mission Parkway Suite 300
Mission Woods, KS 66205
(Address of principal executive offices) (Zip code)

Anne J. Pleviak
Senior Regulatory Counsel
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, KS 66205
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 870-3088

Date of fiscal year end: July 31

Date of reporting period: April 30, 2016

Item 1. Schedule of Investments.

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS – 1.6%
$150,000	AssuredPartners, Inc. 10.000%, 10/20/2023[1,2]	$145,500
125,000	Duff & Phelps Corp. 9.500%, 4/23/2021[1,2]	120,625
105,000	Fairmount Santrol, Inc. 4.500%, 3/15/2017[2]	82,162
30,000	Peabody Energy Corp. 4.250%, 9/24/2020[1,2,3]	13,238
260,000	Renaissance Learning, Inc. 8.000%, 4/11/2022[1,2]	243,750
165,000	Walter Investment Management Corp. 4.750%, 12/18/2020[1,2]	145,252
250,000	WP Mustang Holdings LLC 8.500%, 5/29/2022[1,2]	245,832

	TOTAL BANK LOANS (Cost $1,000,859)	996,359

	BONDS – 75.5%
	ASSET-BACKED SECURITIES – 70.8%
1,000,000	ALM VII R Ltd. Series 2013-7RA, Class C, 4.088%, 4/24/2024[1,2,4]	961,795
900,000	Apidos CLO XIX Series 2014-19A, Class E, 6.083%, 10/17/2026[1,2,4]	766,748
1,250,000	Atrium CDO Corp. Series 8A, Class E, 6.638%, 10/23/2022[1,2,4]	1,191,846
	Atrium XI
375,000	Series 11A, Class E, 5.738%, 10/23/2025[1,2,4]	319,094
940,000	Series 11A, Class F, 6.688%, 10/23/2025[1,2,4]	679,281
	Babson CLO Ltd.
1,500,000	Series 2013-IA, Class F, 5.884%, 4/20/2025[1,2,4]	1,013,493
1,500,000	Series 2014-IIA, Class D, 4.233%, 10/17/2026[1,2,4]	1,338,037
	Benefit Street Partners CLO V Ltd.
500,000	Series 2014-VA, Class D, 4.184%, 10/20/2026[1,2,4]	432,587
1,000,000	Series 2014-VA, Class E, 5.784%, 10/20/2026[1,2,4]	728,286
1,000,000	Birchwood Park CLO Ltd. Series 2014-1A, Class E1, 5.728%, 7/15/2026[1,2,4]	803,152
1,200,000	BlueMountain CLO Ltd. Series 2013-1A, Class D, 5.218%, 5/15/2025[1,2,4]	1,011,830
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	Series 2014-3A, Class D1, 5.734%, 7/27/2026[1,2,4]	855,202
750,000	Series 2014-3A, Class E, 6.684%, 7/27/2026[1,2,4]	575,110
	Catamaran CLO Ltd.
2,000,000	Series 2014-2A, Class C, 4.133%, 10/18/2026[1,2,4]	1,760,000
1,000,000	Series 2015-1A, Class E, 5.785%, 4/22/2027[1,2,4]	817,470

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,250,000	Cent CLO 18 Ltd. Series 2013-18A, Class E, 5.238%, 7/23/2025[1,2,4]	$1,825,991
1,500,000	Cent CLO 21 Ltd. Series 2014-21A, Class D, 5.634%, 7/27/2026[1,2,4]	1,140,000
	Cent CLO 22 Ltd.
1,500,000	Series 2014-22A, Class D, 5.920%, 11/7/2026[1,2,4]	1,157,587
750,000	Series 2014-22A, Class E, 7.020%, 11/7/2026[1,2,4]	395,793
1,500,000	CIFC Funding Ltd. Series 2012-2A, Class B2R, 6.386%, 12/5/2024[1,2,4]	1,340,855
1,000,000	Dryden 37 Senior Loan Fund Series 2015-37A, Class F, 7.028%, 4/15/2027[1,2,4]	724,679
	Dryden XXII Senior Loan Fund
3,250,000	Series 2011-22A, Class SUB, 0.000%, 1/15/2022[1,4]	1,614,441
2,000,000	Series 2011-22A, Class D, 5.828%, 1/15/2022[1,2,4]	1,890,107
	Dryden XXIV Senior Loan Fund
1,000,000	Series 2012-24RA, Class ER, 6.568%, 11/15/2023[1,2,4]	872,314
1,500,000	Series 2012-24RA, Class FR, 8.518%, 11/15/2023[1,2,4]	1,151,250
500,000	Finn Square CLO Ltd. Series 2012-1A, Class C, 4.228%, 12/24/2023[1,2,4]	463,304
1,250,000	Flatiron CLO Ltd. Series 2011-1A, Class E, 5.028%, 1/15/2023[1,2,4]	1,123,795
484,518	FREMF Mortgage Trust Series 2015-KF12, Class B, 7.537%, 9/25/2022[1,2]	490,733
1,250,000	Gramercy Park CLO Ltd. Series 2012-1A, Class DR, 6.133%, 7/17/2023[1,2,4]	1,160,133
1,000,000	Greywolf CLO II Ltd. Series 2013-1A, Class E, 5.678%, 4/15/2025[1,2,4]	705,596
2,250,000	Greywolf CLO III Ltd. Series 2014-1A, Class D, 5.735%, 4/22/2026[1,2,4]	1,958,215
	Greywolf CLO IV Ltd.
750,000	Series 2014-2A, Class D, 6.233%, 1/17/2027[1,2,4]	646,486
750,000	Series 2014-2A, Class E, 7.283%, 1/17/2027[1,2,4]	543,427
750,000	Madison Park Funding X Ltd. Series 2012-10A, Class E, 5.884%, 1/20/2025[1,2,4]	671,951
425,000	Marathon CLO IV Ltd. Series 2012-4A, Class D, 6.368%, 5/20/2023[1,2,4]	258,046
500,000	Marine Park CLO Ltd. Series 2012-1A, Class DR, 6.068%, 10/12/2023[1,2,4]	446,250
	Mountain View CLO Ltd.
1,000,000	Series 2014-1A, Class INC1, 0.000%, 10/15/2026[4]	225,702
500,000	Series 2014-1A, Class F, 6.428%, 10/15/2026[2,4]	191,301
1,250,000	Series 2015-9A, Class D, 5.978%, 7/15/2027[1,2,4]	991,230
1,000,000	Mountain View CLO X Ltd. Series 2015-10A, Class E, 5.480%, 10/13/2027[1,2,4]	793,673

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$750,000	Mountain View Funding CLO Ltd. Series 2006-1A, Class E, 5.028%, 4/15/2019[1,2,4]	$718,746
500,000	OHA Credit Partners VI Ltd. Series 2012-6A, Class DR, 4.118%, 5/15/2023[1,2,4]	496,251
1,000,000	OZLM Funding Ltd. Series 2012-2A, Class D, 5.916%, 10/30/2023[1,2,4]	886,906
1,500,000	Race Point VII CLO Ltd. Series 2012-7A, Class INC, 0.000%, 11/8/2024[1,4]	657,889
	Voya CLO Ltd.
1,943,000	Series 2012-3A, Class ER, 6.628%, 10/15/2022[1,2,4]	1,787,840
500,000	Series 2013-1A, Class C, 4.128%, 4/15/2024[1,2,4]	468,045
	West CLO Ltd.
4,000,000	Series 2014-1A, Class SUB, 0.00%, 7/18/2026[1,2,4]	1,463,557
500,000	Series 2014-1A, Class C, 4.083%, 7/18/2026[1,2,4]	409,872
		42,925,896
	CORPORATE – 4.7%
350,000	Basic Energy Services, Inc. 7.750%, 2/15/2019[1]	110,250
65,000	Chemours Co. 6.625%, 5/15/2023[1,4]	57,200
250,000	Constellium N.V. 7.875%, 4/1/2021[1,4,5]	258,125
110,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.125%, 3/1/2022[1]	100,925
165,000	Ferrellgas LP / Ferrellgas Finance Corp. 6.750%, 6/15/2023[1,4]	154,687
80,000	Foresight Energy LLC / Foresight Energy Finance Corp. 7.875%, 8/15/2021[1,4]	56,100
270,000	IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 5/15/2019[1]	259,200
	Intelsat Jackson Holdings S.A.
85,000	7.250%, 10/15/2020[1,5]	62,369
125,000	5.500%, 8/1/2023[1,5]	79,453
296,000	Kraton Polymers LLC / Kraton Polymers Capital Corp. 10.500%, 4/15/2023[1,4]	297,480
125,000	Landry's Holdings II, Inc. 10.250%, 1/1/2018[1,4]	126,250
335,000	Men's Wearhouse, Inc. 7.000%, 7/1/2022[1]	294,800
87,000	Micron Technology, Inc. 7.500%, 9/15/2023[1,4]	90,263
400,000	Murray Energy Corp. 11.250%, 4/15/2021[1,4]	78,000

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
$150,000	Neiman Marcus Group Ltd. LLC 8.000%, 10/15/2021[1,4]	$131,250
30,000	Ocwen Financial Corp. 6.625%, 5/15/2019[1]	23,100
	Peabody Energy Corp.
70,000	6.000%, 11/15/2018	7,525
80,000	6.250%, 11/15/2021	8,600
125,000	Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc. 6.375%, 5/1/2022[1,4]	122,500
225,000	TI Group Automotive Systems LLC 8.750%, 7/15/2023[1,4]	221,625
140,000	TPC Group, Inc. 8.750%, 12/15/2020[1,4]	103,600
75,000	Tronox Finance LLC 6.375%, 8/15/2020[1]	64,172
175,000	Whiting Petroleum Corp. 6.500%, 10/1/2018[1]	154,437
		2,861,911
	TOTAL BONDS (Cost $51,297,439)	45,787,807

	COMMON STOCKS – 0.0%
	BASIC MATERIALS – 0.0%
2,290	Chemours Co. 0.030%, 0/0/0	20,885

	TOTAL COMMON STOCKS (Cost $17,749)	20,885

	PREFERRED STOCKS – 5.0%
3,000,000	Loan Funding II, Ltd. [6]	3,000,000

	TOTAL PREFERRED STOCKS (Cost $3,000,000)	3,000,000

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	Crude Oil Futures June 2016
10	Exercise Price: $47.00, Expiration Date: May 17, 2016	11,100

	TOTAL CALL OPTIONS (Cost $5,200)	11,100

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS – 0.0%
	Concho Resources, Inc.
22	Exercise Price: $50.00, Expiration Date: June 17, 2016	$ ‒
	Diamondback Energy, Inc.
50	Exercise Price: $45.00, Expiration Date: June 17, 2016	‒
	iShares 20+ Year Treasury Bond ETF
225	Exercise Price: $125.00, Expiration Date: May 20, 2016	5,512
200	Exercise Price: $120.00, Expiration Date: May 20, 2016	700
50	Exercise Price: $125.00, Expiration Date: June 17, 2016	4,575
	iShares iBoxx $Investment Grade Corporate Bond ETF
290	Exercise Price: $116.00, Expiration Date: May 20, 2016	‒
	RSP Permian, Inc.
54	Exercise Price: $15.00, Expiration Date: June 17, 2016	‒

	TOTAL PUT OPTIONS (Cost $74,727)	10,787

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $79,927)	21,887

Number of Shares

	SHORT-TERM INVESTMENTS – 0.7%
420,073	Fidelity Institutional Money Market Funds - Treasury Portfolio - Class I 0.168%[7]	420,073

	TOTAL SHORT-TERM INVESTMENTS (Cost $420,073)	420,073

	TOTAL INVESTMENTS – 82.8% (Cost $55,816,047)	50,247,011
	Other Assets in Excess of Liabilities – 17.2%	10,414,967

	TOTAL NET ASSETS – 100.0%	$60,661,978

LP – Limited Partnership

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Security is in default.
[4]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $44,132,243.

[5]	Foreign security denominated in U.S. Dollars.
[6]	Loan Funding II, Ltd. consists of subordinated notes interests in BBB to B- rated bank loan warehouse facilities.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty/ Reference Entity	Notional Amount(a)	Pay/Receive Total Return Reference Entity	Financing Rate	Termination Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
The Bank of Nova Scotia
Loan Funding I, Ltd. - OTC(b)	$11,632,044	Receive	1-Month USD-LIBOR-ICE + 0.90%	6/30/16	$-	$(130,775)
TOTAL TOTAL RETURN SWAP CONTRACTS					$-	$(130,775)

INTEREST RATE CAP OPTIONS CONTRACTS

Counterparty/ Reference Entity	Floating Rate Index	Pay/ Receive Floating Rate	Cap Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Market Value
J.P. Morgan
Call - OTC 3 Month	USD-LIBOR-BBA	Receive	0.6175%	10/17/16	$30,000,000	$68,659	$9,596
TOTAL INTEREST RATE CAP OPTIONS CONTRACTS						$68,659	$9,596

(a)	The notional amount of a total return swap contract is the reference amount pursuant to which the counterparties make payments and is not a measure of the maximum risk of loss.
(b)	Loan Funding I, Ltd. consists of a portfolio of BBB to B- rated bank loans.

See accompanying Notes to Schedule of Investments.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
April 30, 2016 (Unaudited)

Note 1 – Organization
The Palmer Square Opportunistic Income Fund (the “Fund”) was organized as a Delaware statutory trust on May 1, 2014, and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended. Shares of the Fund are being offered on a continuous basis (the “Shares”). The Fund commenced operations on August 29, 2014. The Fund had no operations prior to August 29, 2014 other than those relating to its organization and the sale of 5,000 shares of beneficial interest in the Fund at $20.00 per share to the Fund’s advisor, Palmer Square Capital Management LLC.

The Fund has an “interval fund” structure pursuant to which the Fund, subject to applicable law, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value (“NAV”). Subject to the approval of the Fund’s Board of Trustees, the Fund will seek to conduct such quarterly repurchase offers typically for 10% of the Fund’s outstanding Shares at NAV. In connection with any repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund. The Fund’s Shares are not listed on any securities exchange and there is no secondary trading market for its Shares.

The Fund’s investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks long-term capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2016 (Unaudited)

(b) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Swap Agreements
The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with "caps," "floors" or "collars". A "cap" is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A "floor" is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A "collar" is essentially a combination of a long cap and a short floor where the limits are set at different levels.

The Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. To the extent obligations created thereby may be deemed to constitute senior securities, the Fund will maintain required collateral in a segregated account consisting of U.S. government securities or cash or cash equivalents.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2016 (Unaudited)

The Fund may enter into interest rate swap contracts in an effort to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree to pay a fixed rate (multiplied by a notional amount) while a counterparty agrees to pay a floating rate (multiplied by the same notional amount). If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap contract that would offset, in whole or in part, such diminution in value.

(d) Futures Contracts
The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

Note 3 – Federal Income Taxes
At April 30, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$55,817,155

Gross unrealized appreciation	$719,030
Gross unrealized depreciation	(6,289,174)

Net unrealized depreciation on investments	$(5,570,144)

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2016 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Bank Loans	$-	$996,359	$-	$996,359
Bonds**	-	45,787,807	-	45,787,807
Common Stocks**	20,885	-	-	20,885
Preferred Stocks	-	3,000,000	-	3,000,000
Purchased Options Contracts	21,887	-	-	21,887
Short-Term Investments	420,073	-	-	420,073
Total Investments	462,845	49,784,166	-	50,247,011
Other Financial Instruments***
Interest Rate Cap Options Contracts	-	9,596	-	9,596
Total Assets	$462,845	$49,793,762	$-	$50,256,607
Liabilities
Other Financial Instruments***
Total Return Swap Contracts	$-	$130,775	$-	$130,775
Total Liabilities	$-	$130,775	$-	$130,775

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
April 30, 2016 (Unaudited)

*	The Fund did not hold any Level 3 securities at period end.
**	All bonds held in the Fund are Level 2 securities. All common stocks are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward contracts, swaptions contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Palmer Square Opportunistic Income Fund

By:	/s/ Gary Henson
Title:	Gary Henson, President

Date:	06/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary Henson
(Signature and Title)	Gary Henson, President

Date:	06/29/16

By:	/s/ Brooke Condie
(Signature and Title)	Brooke Condie, Treasurer

Date:	06/29/16